Dividends - Disclosure of Detailed Information about Dividends Explanatory (Details) (Bendon Limited) (Parenthetical)	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfDividendsLineItems [Line Items]
Applicable tax rate	30.00%	28.00%
Bendon Limited [Member]
DisclosureOfDividendsLineItems [Line Items]
Applicable tax rate			28.00%	28.00%	28.00%	28.00%
Australian Franking Credits [Member] | Bendon Limited [Member]
DisclosureOfDividendsLineItems [Line Items]
Tax rate effect of foreign tax rates				30.00%
New Zealand Imputation Credits [Member] | Bendon Limited [Member]
DisclosureOfDividendsLineItems [Line Items]
Applicable tax rate				28.00%